Investments - Unrealized Capital Losses 1 (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	$ 743.3	$ 40.3	$ 138.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	106.1	15.4	164.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	153.9	237.0	614.7
Total Unrealized Capital Losses	1,003.3	292.7	917.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	58.2	1.8	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	6.4	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0	0
Total Unrealized Capital Losses	64.6	1.8	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	457.8	19.2	55.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	82.7	3.0	10.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	25.8	26.6	45.3
Total Unrealized Capital Losses	566.3	48.8	111.4
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	185.9	12.7	66.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	9.2	7.4	7.3
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	25.0	39.2	71.9
Total Unrealized Capital Losses	220.1	59.3	145.4
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	39.2	6.4	5.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	7.7	2.1	16.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	48.8	78.2	219.6
Total Unrealized Capital Losses	95.7	86.7	240.8
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0.2	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.7	87.6
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	3.6	4.2	55.2
Total Unrealized Capital Losses	3.6	6.1	149.2
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	1.7	0	5.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0.1	1.2	42.7
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	50.7	88.8	222.7
Total Unrealized Capital Losses	52.5	90.0	270.7
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	17,670.9	3,154.6	4,560.5
More than six months and twelve months or less below amortized cost, Amortized Cost	1,523.5	363.3	1,805.8
More than twelve months below amortized cost, Amortized Cost	659.9	940.1	1,935.4
Total Amortized Cost	19,854.3	4,458.0	8,301.7
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	756.1	95.2	184.5
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	135.8	19.5	103.8
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	37.9	35.9	159.1
Total Unrealized Capital Losses	929.8	150.6	447.4
Six months or less below amortized cost, Number of Securities	1,180	308	474
More than six months and twelve months or less below amortized cost, Number of Securities	178	83	114
More than twelve months below amortized cost, Number of Securities	226	221	269
Total Number of Securities	1,584	612	857
Fair value decline below amortized cost less than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,737.0	453.0	0
Total Unrealized Capital Losses	64.6	1.8	0
Total Number of Securities	20	3	0
Fair value decline below amortized cost less than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	10,150.0	1,688.5	2,402.2
Total Unrealized Capital Losses	547.6	33.1	85.5
Total Number of Securities	655	109	185
Fair value decline below amortized cost less than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	3,763.3	684.9	1,912.4
Total Unrealized Capital Losses	201.4	24.1	96.8
Total Number of Securities	287	50	153
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,409.2	938.3	1,475.5
Total Unrealized Capital Losses	75.2	42.5	87.2
Total Number of Securities	492	343	323
Fair value decline below amortized cost less than 20% | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	48.1	85.9	1,723.5
Total Unrealized Capital Losses	3.6	5.6	114.2
Total Number of Securities	8	19	48
Fair value decline below amortized cost less than 20% | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	689.3	607.4	788.1
Total Unrealized Capital Losses	36.9	43.5	63.7
Total Number of Securities	120	88	148
Fair value decline below amortized cost less than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	57.4
Total Unrealized Capital Losses	0.5
Total Number of Securities	2
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	142.0	42.1	616.9
More than six months and twelve months or less below amortized cost, Amortized Cost	16.1	30.2	197.9
More than twelve months below amortized cost, Amortized Cost	127.3	394.1	626.6
Total Amortized Cost	285.4	466.4	1,441.4
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	35.3	11.4	166.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	3.7	10.3	61.0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	34.5	120.4	243.0
Total Unrealized Capital Losses	73.5	142.1	470.1
Six months or less below amortized cost, Number of Securities	27	21	105
More than six months and twelve months or less below amortized cost, Number of Securities	8	9	46
More than twelve months below amortized cost, Number of Securities	35	95	145
Total Number of Securities	70	125	296
Fair value decline below amortized cost greater than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	0	0
Total Unrealized Capital Losses	0	0	0
Total Number of Securities	0	0	0
Fair value decline below amortized cost greater than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	74.4	41.4	88.7
Total Unrealized Capital Losses	18.7	15.7	25.9
Total Number of Securities	3	3	7
Fair value decline below amortized cost greater than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	78.1	109.3	146.6
Total Unrealized Capital Losses	18.7	35.2	48.6
Total Number of Securities	8	14	16
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	74.6	144.8	445.3
Total Unrealized Capital Losses	20.5	44.2	153.6
Total Number of Securities	46	77	178
Fair value decline below amortized cost greater than 20% | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	1.9	137.0
Total Unrealized Capital Losses	0	0.5	35.0
Total Number of Securities	0	1	7
Fair value decline below amortized cost greater than 20% | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	58.3	169.0	623.8
Total Unrealized Capital Losses	15.6	46.5	207.0
Total Number of Securities	13	30	88
Fair value decline below amortized cost greater than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0
Total Unrealized Capital Losses	$ 0
Total Number of Securities	0